Long-Term Debt - Summary of Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Outstanding Principal	$ 2,619,465	$ 2,519,465
Unamortized Premium (Discount)	29,065	6,598
Unamortized Deferred Financing Costs	(37,305)	(39,363)
Net Carrying Amount	2,611,225	2,486,700
Deferred financing costs, net	3,407	4,420
Senior Notes | 6.375% Senior Secured Notes due 2019
Debt Instrument [Line Items]
Outstanding Principal	419,465	719,465
Unamortized Premium (Discount)	0	0
Unamortized Deferred Financing Costs	(5,648)	(11,693)
Net Carrying Amount	413,817	707,772
Senior Notes | 8.75% Senior Notes due 2020
Debt Instrument [Line Items]
Outstanding Principal	930,000	930,000
Unamortized Premium (Discount)	5,129	5,848
Unamortized Deferred Financing Costs	(13,130)	(15,053)
Net Carrying Amount	921,999	920,795
Senior Notes | 8.875% Senior Secured Notes Due 2022
Debt Instrument [Line Items]
Outstanding Principal	270,000	270,000
Unamortized Premium (Discount)	(2,764)	(2,960)
Unamortized Deferred Financing Costs	(827)	(903)
Net Carrying Amount	266,409	266,137
Senior Notes | 7.875% Senior Secured Notes Due 2022
Debt Instrument [Line Items]
Outstanding Principal	900,000	600,000
Unamortized Premium (Discount)	26,700	3,710
Unamortized Deferred Financing Costs	(17,700)	(11,714)
Net Carrying Amount	909,000	591,996
Revolving Credit Facility
Debt Instrument [Line Items]
Net Carrying Amount	100,000	0
Deferred financing costs, net	3,400	$ 4,400
Revolving Credit Facility | Series C Revolving Credit Facility Due 2017
Debt Instrument [Line Items]
Outstanding Principal	7,200
Unamortized Premium (Discount)	0
Unamortized Deferred Financing Costs	0
Net Carrying Amount	7,200
Revolving Credit Facility | Series A, B Revolving Credit Facilities Due 2019
Debt Instrument [Line Items]
Outstanding Principal	92,800
Unamortized Premium (Discount)	0
Unamortized Deferred Financing Costs	0
Net Carrying Amount	$ 92,800